Share based payments - Warrants (Details) $ in Thousands					12 Months Ended
	Dec. 30, 2023 shares	Aug. 11, 2023 CAD ($) $ / shares Y shares	Nov. 15, 2022 CAD ($) item shares	Jan. 22, 2021 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Warrants
Warrants exercised						210,545	1,569,215
Proceeds from warrant exercises | $			$ 970	$ 6,217		$ 807	$ 6,217
Warrants expired					83,213
Total fair value | $					$ 61,244	$ 57,329
Significant unobservable input of liabilities					21.48
2028 Notes
Warrants
Warrants exercised	0
Warrants issued					10,796,054
Warrants expired					981,027
Expected life
Warrants
Significant unobservable input of liabilities | Y		2
Expected volatility
Warrants
Significant unobservable input of liabilities		0.6607
Expected dividends
Warrants
Significant unobservable input of liabilities		0
Share price
Warrants
Significant unobservable input of liabilities | $ / shares		1.19
Financial derivative liability - warrants | Risk-free interest rate
Warrants
Significant unobservable input of liabilities		0.0468
Broker Warrants
Warrants
Warrants issued		900,000
Overnight-marketed offering
Warrants
Warrants issued			2,345,000
Total fair value | $			$ 2,087
Number of units issued			2,345,000
Number of common share in each unit			1
Number of warrant in each unit			1
Overnight-marketed offering | Financial derivative liability - warrants | Risk-free interest rate
Warrants
Significant unobservable input of liabilities | item			0.04172
Overnight-marketed offering | Financial derivative liability - warrants | Expected volatility
Warrants
Significant unobservable input of liabilities | item			0.6289
Overnight-marketed offering | Financial derivative liability - warrants | Share price
Warrants
Significant unobservable input of liabilities | item			2.35
Overnight-marketed offering | Financial derivative liability - warrants | Strike price
Warrants
Significant unobservable input of liabilities | item			3.10
Overnight-marketed offering | Broker Warrants Units
Warrants
Number of units issued			138,150
Number of common share in each unit			1
Number of warrant in each unit			1
Reserve recorded | $			$ 325
January 2021 Bought Deal Financing
Warrants
Warrants issued							981,027
Warrants expired							22,222
Private Placement
Warrants
Number of units issued		19,545,454
Number of common share in each unit		1
Number of warrant in each unit		1
Reserve recorded | $		$ 6,321
Brokered Placement
Warrants
Reserve recorded | $		$ 990
November 2022 best efforts overnight marketed offering
Warrants
Warrants issued						2,483,150